Cash flow hedging reserve (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves and Other Equity Interest [Abstract]
Movement in cash flow hedging reserve	The table below shows the movement in the cash flow hedging reserve and cost of hedging reserve during the year, including the gains or losses arising on the revaluation of hedging instruments during the year and the amount reclassified from Other Comprehensive Income ("OCI") to the Consolidated Statement of Profit or Loss in the year.

	Cross currency interest rate swaps	Forward currency contracts	Total Cash flow hedge reserve	Cost of Hedging reserve	Total Other reserves
	€m	€m	€m	€m	€m
Balance as of January 1, 2019	0.9	7.6	8.5	—	8.5
Change in fair value of hedging instrument recognized in OCI for the year	28.1	3.8	31.9	—	31.9
Reclassified to cost of goods sold	—	(21.8)	(21.8)	—	(21.8)
Reclassified from OCI to finance costs	(37.4)	—	(37.4)	—	(37.4)
Deferred tax	1.6	4.0	5.6	—	5.6
Balance as of December 31, 2019	(6.8)	(6.4)	(13.2)	—	(13.2)
Change in fair value of hedging instrument recognized in OCI for the year	(63.7)	(20.0)	(83.7)	—	(83.7)
Reclassified to cost of goods sold	—	0.2	0.2	—	0.2
Reclassified from OCI to finance costs	66.2	—	66.2	—	66.2
Deferred tax	(0.2)	6.2	6.0	—	6.0
Balance as of December 31, 2020	(4.5)	(20.0)	(24.5)	—	(24.5)
Reallocation for IFRS 9 changes to policy (start of the year)	2.8	—	2.8	(4.4)	(1.6)
Transferred to the carrying value of inventory	—	27.6	27.6	—	27.6
Change in fair value of hedging instrument recognized in OCI for the year	73.3	9.3	82.6	2.4	85.0
Reclassified from OCI to finance costs	(64.1)	—	(64.1)	1.7	(62.4)
Deferred tax	(2.4)	(11.1)	(13.5)	(0.1)	(13.6)
Balance as of December 31, 2021	5.1	5.8	10.9	(0.4)	10.5